LEASES	9 Months Ended
Sep. 30, 2024
Leases
LEASES

NOTE 4 – LEASES

On July 22, 2024, we entered into an operating lease agreement for the principal offices are located at 22 Kenosia Avenue, Danbury, Connecticut, 06810. We pay $1,750 per month in rent for the office space and the rental lease expires July 31, 2029. Rent will be increased by 4% annually.

The right-of-use asset and lease liability for the operating lease consisted of the following:

	September 30, 2024	December 31, 2023
Operating right-of-use asset	$78,937	$–
Lease liability (current and long-term)	$(79,228)	$–

As of September 30, 2024, the weighted average remaining lease term was 4.83 years. The weighted average discount rate for the operating lease is 13.85% for the period ended September 30, 2024.

The components of lease expense included on the Company’s statements of operation were as follows:

Operating Lease Expense:	Expense Classification:	For the nine months ended September 30, 2024
Amortization of ROU asset	General and Administrative	$1,934
Accretion of operating lease liability	General and Administrative	1,857
Total operating lease expense		$3,791

The future minimum lease payments required under leases for the nine months ended September 30, 2024 were as follows:

Year ended December 31,	Operating Lease Obligations
2024 (remainder of year)	$5,250
2025	21,350
2026	22,204
2027	23,092
2028	24,016
Thereafter	14,331
Total undiscounted operating lease payments	110,243
Less: Imputed interest	(31,015)
Present value of operating lease liability	$79,228